Related Party Transactions - Sales to and Purchases From Associates and Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Sales	€ 107	€ 111	€ 88
Purchases	31	55	54
Associates [member]
Disclosure of transactions between related parties [line items]
Sales	40	51	56
Purchases	€ 193	€ 400	€ 401